Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
OneMain Holdings Inc [Member]
Schedule of information about the Company's segments as well as reconciliations to consolidated financial statement amounts

The following tables present information about the Company’s segments, as well as reconciliations to the condensed consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

Three Months Ended September 30, 2016
Interest income	$827	$—	$10	$1	$—	$(68)	$770
Interest expense	191	—	8	1	—	15	215
Provision for finance receivable losses	224	—	1	—	—	38	263
Net interest income after provision for finance receivable losses	412	—	1	—	—	(121)	292
Other revenues	151	12	(12)	(5)	—	12	158
Acquisition-related transaction and integration expenses	17	—	1	4	—	(1)	21
Other expenses	367	10	8	1	—	10	396
Income (loss) before provision for (benefit from) income taxes	$179	$2	$(20)	$(10)	$—	$(118)	$33

Three Months Ended September 30, 2015
Interest income	$293	$113	$17	$1	$—	$3	$427
Interest expense	43	22	58	16	—	32	171
Provision for finance receivable losses	62	15	(4)	—	—	6	79
Net interest income (loss) after provision for finance receivable losses	188	76	(37)	(15)	—	(35)	177
Other revenues	55	13	(2)	—	(13)	(6)	47
Acquisition-related transaction and integration expenses	—	—	—	14	—	—	14
Other expenses	166	27	8	1	(13)	1	190
Income (loss) before provision for (benefit from) income taxes	77	62	(47)	(30)	—	(42)	20
Income before provision for income taxes attributable to non-controlling interests	—	32	—	—	—	—	32
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$77	$30	$(47)	$(30)	$—	$(42)	$(12)

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Nine Months Ended September 30, 2016
Interest income	$2,507	$102	$40	$3	$—	$(310)	$2,342
Interest expense	551	20	35	2	—	47	655
Provision for finance receivable losses	669	14	5	—	—	(14)	674
Net interest income after provision for finance receivable losses	1,287	68	—	1	—	(343)	1,013
Net gain on sale of SpringCastle interests	—	167	—	—	—	—	167
Other revenues	467	36	(30)	(5)	(11)	2	459
Acquisition-related transaction and integration expenses	62	1	1	19	—	(8)	75
Other expenses	1,140	47	21	—	(11)	40	1,237
Income (loss) before provision for (benefit from) income taxes	552	223	(52)	(23)	—	(373)	327
Income before provision for income taxes attributable to non-controlling interests	—	28	—	—	—	—	28
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$552	$195	$(52)	$(23)	$—	$(373)	$299

Assets	$15,728	$5	$371	$242	$—	$2,007	$18,353

At or for the Nine Months Ended September 30, 2015
Interest income	$818	$355	$52		$6	$—	$9	$1,240
Interest expense	119	67	177	48		(5)	94	500
Provision for finance receivable losses	172	53	(7)	1	—	14		233
Net interest income (loss) after provision for finance receivable losses	527	235	(118)		(43)	5	(99)	507
Other revenues	162	45	4	—		(45)	(12)	154
Acquisition-related transaction and integration expenses	—	—	—	29	—	—		29
Other expenses	471	82	24	16		(40)	3	556
Income (loss) before provision for (benefit from) income taxes	218	198	(138)		(88)	—	(114)	76
Income before provision for income taxes attributable to non-controlling interests	—	98	—	—	—	—		98
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$218	$100	$(138)		$(88)	$—	$(114)	$(22)

Assets *	$5,503	$1,880	$3,551		$2,255	$—	$(24)	$13,165

*	In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $240 million at September 30, 2015.

The following tables present information about the Company’s segments, as well as reconciliations to the consolidated financial statement amounts.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2015
Interest income	$1,482	$470	$68	$8	$—	$(97)	$1,931
Interest expense	242	87	212	56	(5)	123	715
Provision for finance receivable losses	351	90	(2)	1	—	319	759
Net interest income (loss) after provision for finance receivable losses	889	293	(142)	(49)	5	(539)	457
Other revenues	276	58	3	—	(57)	(19)	261
Acquisition-related transaction and integration expenses	16	1	1	47	—	(3)	62
Other expenses	804	111	33	15	(52)	14	925
Income (loss) before provision for (benefit from) income taxes	345	239	(173)	(111)	—	(569)	(269)
Income before provision for income taxes attributable to non-controlling interests	—	120	—	—	—	—	120
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$345	$119	$(173)	$(111)	$—	$(569)	$(389)

Assets *	$16,050	$1,663	$711	$362	$—	$2,270	$21,056

*	Includes $11.2 billion of OneMain assets, which are reported in Consumer and Insurance.

(dollars in millions)	Consumer and Insurance	Acquisitions and Servicing	Real Estate	Other	Eliminations	Segment to GAAP Adjustment	Consolidated Total

At or for the Year Ended December 31, 2014
Interest income	$916	$550	$406	$17	$—	$93	$1,982
Interest expense	164	82	353	8	(5)	132	734
Provision for finance receivable losses	202	152	128	7	—	(15)	474
Net interest income (loss) after provision for finance receivable losses	550	316	(75)	2	5	(24)	774
Other revenues	215	36	154	1	(71)	497	832
Other expenses	537	123	93	11	(66)	3	701
Income (loss) before provision for (benefit from) income taxes	228	229	(14)	(8)	—	470	905
Income before provision for income taxes attributable to non-controlling interests	—	103	—	—	—	—	103
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$228	$126	$(14)	$(8)	$—	$470	$802

Assets *	$4,165	$2,434	$4,116	$441	$(363)	$19	$10,812

At or for the Year Ended December 31, 2013
Interest income	$722	$489	$698	$45	$—	$200	$2,154
Interest expense	149	72	546	15	—	138	920
Provision for finance receivable losses	117	133	255	—	—	22	527
Net interest income after provision for finance receivable losses	456	284	(103)	30	—	40	707
Other revenues	197	36	7	(2)	(31)	(54)	153
Other expenses	452	97	83	178	(31)	3	782
Income (loss) before provision for (benefit from) income taxes	201	223	(179)	(150)	—	(17)	78
Income before provision for income taxes attributable to non-controlling interests	—	113	—	—	—	—	113
Income (loss) before provision for (benefit from) income taxes attributable to OneMain Holdings, Inc.	$201	$110	$(179)	$(150)	$—	$(17)	$(35)

Assets *	$3,938	$2,702	$8,623	$520	$—	$(607)	$15,176

*	Assets reflect the following:

•	As a result of our early adoption of ASU 2015-03, we reclassified debt issuance costs of $29 million and $55 million as of December 31, 2014 and 2013, respectively, from other assets to long-term debt.

•	In connection with our policy integration with OneMain, we report unearned insurance premium and claim reserves related to finance receivables (previously reported in insurance claims and policyholder liabilities) as a contra-asset to net finance receivables, which totaled $217 million and $172 million at December 31, 2014 and 2013, respectively.

•	See Note 3 for further information on the correction of the total asset segment disclosure error.